LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.00%
Argentina–6.05%
†MercadoLibre	13,643	$ 20,084,406
		20,084,406
Brazil–1.57%
Ambev ADR	1,902,863	5,213,844
		5,213,844
China–15.35%
†Alibaba Group Holding ADR	57,887	13,124,720
†Baidu ADR	38,610	8,399,606
Budweiser Brewing	425,713	1,270,442
Tencent Holdings	150,500	11,809,084
†Trip.com Group ADR	162,034	6,421,407
Yum China Holdings	168,564	9,980,674
		51,005,933
Denmark–0.87%
Novo Nordisk Class B	42,951	2,909,895
		2,909,895
France–0.89%
†Sodexo	30,695	2,943,755
		2,943,755
Japan–2.11%
Fanuc	29,600	7,000,009
		7,000,009
Netherlands–6.31%
†Adyen	5,946	13,272,866
NXP Semiconductors	38,173	7,685,752
		20,958,618
Switzerland–8.73%
Nestle	47,373	5,279,873
Novartis	161,566	13,807,000
Roche Holding	30,658	9,907,936
		28,994,809
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–4.35%
Experian	197,573	$ 6,801,178
Reckitt Benckiser Group	33,263	2,979,745
Unilever	83,977	4,685,671
		14,466,594
United States–51.77%
†Alphabet Class A	7,670	15,819,528
†Amazon.com	7,070	21,875,146
†Autodesk	19,356	5,364,515
†Boeing	64,472	16,422,308
Colgate-Palmolive	53,384	4,208,261
Core Laboratories	10,120	291,355
Deere & Co.	49,131	18,381,872
Expeditors International of Washington	44,450	4,786,821
†Facebook Class A	54,224	15,970,595
Microsoft	49,324	11,629,119
Oracle	184,503	12,946,576
QUALCOMM	51,793	6,867,234
†Salesforce.com	43,118	9,135,411
Schlumberger	125,865	3,422,269
SEI Investments	56,209	3,424,814
†Under Armour Class A	277,349	6,146,054
Visa Class A	60,895	12,893,298
Yum! Brands	21,968	2,376,498
		171,961,674
Total Common Stock (Cost $218,473,431)		325,539,537

MONEY MARKET FUND–1.93%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	6,399,195	6,399,195
Total Money Market Fund (Cost $6,399,195)		6,399,195

TOTAL INVESTMENTS–99.93% (Cost $224,872,626)	331,938,732
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	241,985
NET ASSETS APPLICABLE TO 20,567,436 SHARES OUTSTANDING–100.00%	$332,180,717

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Loomis Sayles Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$20,084,406	$—	$—	$20,084,406
Brazil	5,213,844	—	—	5,213,844
China	51,005,933	—	—	51,005,933
Denmark	2,909,895	—	—	2,909,895
France	2,943,755	—	—	2,943,755
Japan	7,000,009	—	—	7,000,009
Netherlands	20,958,618	—	—	20,958,618
Switzerland	28,994,809	—	—	28,994,809
United Kingdom	14,466,594	—	—	14,466,594
United States	171,961,674	—	—	171,961,674
Money Market Fund	6,399,195	—	—	6,399,195
Total Investments	$331,938,732	$—	$—	$331,938,732
There were no Level 3 investments at the beginning or end of the period.
LVIP Loomis Sayles Global Growth Fund–3